Property and equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Depreciation, Depletion and Amortization, Nonproduction	$ 18,892	$ 1,579